UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211

IVA Fiduciary Trust

(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022

(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Michael S. Caccese, Esq.	Brian F. Link, Esq.
K&L Gates LLP	State Street Bank and Trust Company
State Street Financial Center	Mail Code: SUM0703
One Lincoln Street	100 Summer Street, 7th Floor
Boston, Massachusetts 02111-2950	Boston, MA 02111

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1.	Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2016

Shares	Description	Fair Value

COMMON STOCKS — 51.2%
Bermuda — 0.7%
1,790,300	Jardine Strategic Holdings Ltd.	$54,194,049

China — 0.5%
15,826,640	Clear Media Ltd.	13,817,295
23,994,000	Digital China Holdings Ltd.	18,146,479
86,440,000	Springland International Holdings Ltd.	11,144,399

		43,108,173

France — 5.8%
1,032,567	Alten SA	61,034,626
4,241,272	Altran Technologies SA	56,911,880
24,847,752	Bolloré SA	84,770,524
3,153,222	Bureau Veritas SA	66,574,519
518,370	Danone SA	36,551,641
2,474,341	Engie SA	39,932,089
38,398	Financière de l’Odet SA	30,978,321
96,519	Robertet SA	30,010,149
61,071	Séché Environnement SA	1,888,971
328,188	Sodexo SA	35,351,178
528,584	Thales SA	44,362,206

		488,366,104

Germany — 0.5%
419,495	Siemens AG	42,972,249

Hong Kong — 0.9%
4,705,587	Henderson Land Development Co. Ltd.	26,664,295
44,830,159	Hongkong & Shanghai Hotels Ltd.	45,819,103

		72,483,398

Japan — 8.1%
24,312,200	Astellas Pharma Inc.	380,468,684
1,614,100	Azbil Corp.	47,362,566
1,829,600	Benesse Holdings Inc.	42,749,408
1,761,300	Cosel Co., Ltd.	17,985,153
595,200	F@N Communications, Inc.	4,589,434
306,800	FANUC Corp.	49,660,607
839,800	Icom Inc. (a)	16,411,398
213,800	Medikit Co., Ltd.	8,311,345
187,100	Nitto Kohki Co., Ltd.	3,960,236
348,100	Okinawa Cellular Telephone Co.	10,241,778
262,500	Techno Medica Co., Ltd.	3,823,094
1,272,500	Toho Co., Ltd.	35,051,013
12,865,100	Yahoo Japan Corp.	56,656,191
294,300	Yokogawa Electric Corp.	3,304,525

		680,575,432

Malaysia — 1.1%
85,977,300	Genting Malaysia Berhad	94,963,490

South Africa — 0.3%
2,904,564	Net 1 U.E.P.S. Technologies Inc. (a)(b)	29,016,594

South Korea — 5.6%
453,211	Hyundai Mobis Co., Ltd.	99,225,595
416,608	Hyundai Motor Co.	49,349,501
250,092	Kangwon Land, Inc.	9,074,523

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2016

Shares	Description	Fair Value

South Korea — 5.6% (continued)
252,479	Samsung Electronics Co., Ltd.	$314,300,697

		471,950,316

Switzerland — 3.3%
540,451	Compagnie Financière Richemont SA	31,705,574
2,691,052	Nestlé SA	207,576,135
3,135,244	UBS Group AG	40,565,678

		279,847,387

Thailand — 0.2%
21,538,300	Thaicom PCL	13,215,463

United Kingdom — 2.6%
13,035,260	Antofagasta Plc	80,978,768
14,386,510	HSBC Holdings Plc	89,873,295
8,574,973	Millennium & Copthorne Hotels Plc	45,536,703

		216,388,766

United States — 21.6%
16,119	Alphabet Inc., Class ‘A’ (b)	11,340,200
49,920	Alphabet Inc., Class ‘C’ (b)	34,549,632
1,042,680	Amdocs Ltd.	60,183,490
1,133,388	American Capital Agency Corp.	22,463,750
844,953	American Express Co.	51,339,344
392,283	Aon Plc	42,849,072
5,615,229	Bank of America Corp.	74,514,089
1,384	Berkshire Hathaway Inc., Class ‘A’ (b)	300,293,400
335,463	Berkshire Hathaway Inc., Class ‘B’ (b)	48,571,688
244,719	Cimarex Energy Co.	29,199,871
753,827	CVS Health Corp.	72,171,397
7,556,094	DeVry Education Group Inc. (a)	134,800,717
792,142	Emerson Electric Co.	41,318,127
1,929,035	Expeditors International of Washington, Inc.	94,599,876
746,503	Flowserve Corp.	33,719,541
398,531	Goldman Sachs Group, Inc.	59,213,736
449,867	Hewlett Packard Enterprise Co.	8,219,070
619,984	HP Inc.	7,780,799
1,167,355	Liberty Interactive Corp. QVC Group, Series ‘A’ (b)	29,615,796
511,820	Marsh & McLennan Cos., Inc.	35,039,197
1,153,438	MasterCard Inc., Class ‘A’	101,571,750
9,651,326	News Corp., Class ‘A’	109,542,550
5,751,428	News Corp., Class ‘B’	67,119,165
4,118,931	Oracle Corp.	168,587,846
148,298	Raymond James Financial, Inc.	7,311,091
2,749,331	Teradata Corp. (b)	68,925,728
688,309	Tiffany & Co.	41,739,058
507,834	United Technologies Corp.	52,078,377

		1,808,658,357

	TOTAL COMMON STOCKS
	(Cost — $3,631,346,585)	4,295,739,778

PREFERRED STOCKS — 1.4%

United States — 1.4%

308,858	American Capital Agency Corp., Series ‘A’, 8% due 4/5/2017 (c)	8,064,282
	Annaly Capital Management Inc.:
656,225	Series ‘C’, 7.625% due 5/16/2017 (c)	16,773,111
984,050	Series ‘D’, 7.5% due 9/13/2017 (c)	25,329,447

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2016

Shares		Description	Fair Value

United States — 1.4% (continued)

399,222		Apollo Residential Mortgage Inc., Series ‘A’, 8% due 9/20/2017 (c)	$9,609,274
389,498		Capstead Mortgage Corp., Series ‘E’, 7.5% due 5/13/2018 (c)	9,811,455
		CYS Investments Inc.:
161,114		Series ‘A’, 7.75% due 8/3/2017 (c)	3,903,792
495,508		Series ‘B’, 7.5% due 4/30/2018 (c)	11,644,438
754,825		Hatteras Financial Corp., Series ‘A’, 7.625% due 8/27/2017 (c)	18,749,853
390,297		MFA Financial Inc., Series ‘B’, 7.5% due 4/15/2018 (c)	9,745,716

		TOTAL PREFERRED STOCKS
		(Cost — $105,963,737)	113,631,368

Principal
Amount

CORPORATE NOTES & BONDS — 3.2%
South Africa — 0.7%
56,528,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (d)	55,962,720

Switzerland — 0.1%
8,900,000	EUR	UBS AG, 7.152% due 12/21/2017 (e)	10,705,030

United States — 2.4%
6,070,000	USD	Brandywine Operating Partnership, LP, 5.7% due 5/1/2017	6,270,966
9,684,000	USD	Era Group Inc., 7.75% due 12/15/2022	8,255,610
		Intelsat Jackson Holdings Ltd.:
31,868,000	USD	7.5% due 4/1/2021	22,148,260
32,829,000	USD	6.625% due 12/15/2022	22,323,720
82,673,000	USD	5.5% due 8/1/2023	52,704,037
41,897,000	USD	Joy Global Inc., 5.125% due 10/15/2021	39,217,980
370,291		MFA Financial Inc., 8% due 4/15/2042 (f)	9,646,080
		Rowan Cos., Inc.:
40,096,000	USD	4.875% due 6/1/2022	35,127,504
4,748,000		4.75% due 1/15/2024	3,863,562

			199,557,719

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $258,479,014)	266,225,469

SOVEREIGN GOVERNMENT BONDS — 0.5%
Singapore — 0.5%
		Government of Singapore:
7,038,000	SGD	0.5% due 4/1/2018	5,178,789
49,948,000	SGD	2.5% due 6/1/2019	38,498,262

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $43,183,519)	43,677,051

Ounces

COMMODITIES — 6.3%
397,995		Gold Bullion (b)	526,964,856

		TOTAL COMMODITIES
		(Cost — $521,746,478)	526,964,856

Principal
Amount

SHORT-TERM INVESTMENTS — 37.7%
Commercial Paper — 37.5%
		Abbott Laboratories:
29,200,000	USD	0.62% due 7/7/2016 (d)	29,198,070

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2016

Principal
Amount		Description	Fair Value

Commercial Paper — 37.5% (continued)
119,100,000	USD	0.62% due 7/8/2016 (d)	$119,090,948
74,500,000	USD	0.62% due 7/11/2016 (d)	74,492,033
27,700,000	USD	0.62% due 7/13/2016 (d)	27,696,449
9,500,000	USD	0.62% due 7/14/2016 (d)	9,498,677
51,000,000	USD	0.62% due 7/15/2016 (d)	50,992,350
40,000,000	USD	0.62% due 7/20/2016 (d)	39,991,822
52,600,000	USD	Air Liquide US LLC, 0.63% due 7/7/2016 (d)	52,596,216
		Apple Inc.:
21,000,000	USD	0.36% due 7/22/2016 (d)	20,995,637
48,500,000	USD	0.38% due 7/27/2016 (d)	48,487,196
85,000,000	USD	0.38% due 8/2/2016 (d)	84,971,794
68,000,000	USD	0.36% due 8/8/2016 (d)	67,973,038
50,000,000	USD	BASF SE, 0.37% due 7/15/2016 (d)	49,991,875
30,000,000	USD	Coca-Cola Co., 0.39% due 7/20/2016 (d)	29,993,417
		Consolidated Edison Co. Inc.:
25,000,000	USD	0.62% due 7/11/2016 (d)	24,995,188
25,000,000	USD	0.62% due 7/12/2016 (d)	24,994,725
8,600,000	USD	0.62% due 7/13/2016 (d)	8,598,028
20,400,000	USD	Danaher Corp., 0.35% due 7/1/2016 (d)	20,399,799
		Engie SA:
55,000,000	USD	0.67% due 7/15/2016 (d)	54,991,062
75,700,000	USD	0.65% due 7/27/2016 (d)	75,677,803
17,800,000	USD	Honeywell International Inc., 0.4% due 7/13/2016 (d)	17,797,429
		L’Oréal USA Inc.:
15,600,000	USD	0.37% due 7/18/2016 (d)	15,597,153
40,000,000	USD	0.38% due 7/19/2016 (d)	39,992,252
7,300,000	USD	0.37% due 7/21/2016 (d)	7,298,424
20,000,000	USD	0.38% due 7/22/2016 (d)	19,995,466
		Microsoft Corp.:
45,400,000	USD	0.41% due 7/20/2016 (d)	45,391,576
61,100,000	USD	0.4% due 7/28/2016 (d)	61,083,130
65,000,000	USD	0.38% due 8/3/2016 (d)	64,977,716
31,500,000	USD	0.46% due 8/10/2016 (d)	31,486,834
87,000,000	USD	0.4% due 9/7/2016 (d)	86,934,634
72,600,000	USD	0.43% due 9/7/2016 (d)	72,545,453
50,000,000	USD	0.44% due 9/14/2016 (d)	49,957,672
50,000,000	USD	Mondelez International Inc., 0.71% due 7/27/2016 (d)	49,971,613
		Novartis Finance Corp.:
35,300,000	USD	0.45% due 7/5/2016 (d)	35,298,357
21,100,000	USD	0.37% due 7/8/2016 (d)	21,098,396
65,000,000	USD	0.38% due 7/12/2016 (d)	64,992,351
40,000,000	USD	0.43% due 8/9/2016 (d)	39,982,533
		Praxair Inc.:
62,000,000	USD	0.39% due 8/11/2016	61,969,186
27,500,000	USD	0.38% due 8/12/2016	27,485,974
		Roche Holdings, Inc.:
51,500,000	USD	0.38% due 7/11/2016 (d)	51,494,493
50,000,000	USD	0.38% due 7/12/2016 (d)	49,994,116
14,000,000	USD	0.38% due 7/18/2016 (d)	13,997,445
50,000,000	USD	0.38% due 7/26/2016 (d)	49,986,422
18,500,000	USD	0.4% due 7/26/2016 (d)	18,494,976
50,000,000	USD	0.4% due 8/2/2016 (d)	49,982,400

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2016

Principal
Amount		Description	Fair Value

Commercial Paper — 37.5% (continued)
50,000,000	USD	0.4% due 8/4/2016 (d)	$49,981,188
46,300,000	USD	0.41% due 8/4/2016 (d)	46,282,580
		Shell International Finance BV:
38,600,000	USD	0.3% due 7/1/2016 (d)	38,599,711
64,800,000	USD	0.5% due 7/5/2016 (d)	64,797,390
56,800,000	USD	0.53% due 7/18/2016 (d)	56,789,918
		Unilever Capital Corp.:
50,000,000	USD	0.38% due 7/28/2016 (d)	49,981,606
140,000,000	USD	0.38% due 8/1/2016 (d)	139,939,645
50,000,000	USD	0.5% due 8/23/2016 (d)	49,958,750
		United Healthcare Co.:
63,600,000	USD	0.68% due 7/25/2016 (d)	63,571,115
58,300,000	USD	0.72% due 8/8/2016 (d)	58,257,558
		United Parcel Service, Inc.:
30,000,000	USD	0.49% due 7/1/2016 (d)	29,999,750
50,000,000	USD	0.15% due 7/21/2016 (d)	49,988,333
100,000,000	USD	0.15% due 9/1/2016 (d)	99,906,375
80,000,000	USD	United Technologies Corp., 0.69% due 7/14/2016 (d)	79,977,040
		Wal-Mart Stores, Inc.:
52,100,000	USD	0.34% due 7/11/2016 (d)	52,094,906
50,000,000	USD	0.36% due 7/11/2016 (d)	49,995,111
30,000,000	USD	0.39% due 7/18/2016 (d)	29,994,675
14,400,000	USD	0.385% due 7/25/2016 (d)	14,396,120
		Walt Disney Co.:
28,000,000	USD	0.48% due 7/5/2016 (d)	27,998,756
38,400,000	USD	0.39% due 7/15/2016 (d)	38,394,080
		WEC Energy Group Inc.:
14,000,000	USD	0.79% due 7/5/2016 (d)	13,998,610
45,000,000	USD	0.8% due 7/6/2016 (d)	44,994,615
28,000,000	USD	0.82% due 7/11/2016 (d)	27,993,754

			3,141,323,714

Investment Company — 0.2%
16,400,000	USD	Dreyfus Treasury Prime Cash Management Fund, 0.16% (g)	16,400,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $3,157,770,571)	3,157,723,714

		TOTAL INVESTMENTS — 100.3% (Cost — $7,718,489,904)	8,403,962,236
		Liabilities In Excess of Other Assets — (0.3)%	(21,658,626)

		TOTAL NET ASSETS — 100.0%	$8,382,303,610

The IVA Worldwide Fund had the following open forward foreign currency contracts at June 30, 2016:
		SETTLEMENT					NET UNREALIZED
FOREIGN		DATES		LOCAL CURRENCY	USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH		AMOUNT	EQUIVALENT	JUNE 30, 2016	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	09/06/2016	AUD	88,574,000	$63,618,015	$65,907,916	$(2,289,901)
euro	State Street Bank & Trust Co.	09/06/2016	EUR	46,028,000	51,614,120	51,192,793	421,327
Japanese yen	State Street Bank & Trust Co.	09/06/2016	JPY	17,153,400,000	157,829,912	166,432,026	(8,602,114)
South Korean won	State Street Bank & Trust Co.	07/07/2016	KRW	164,676,000,000	137,884,419	142,920,446	(5,036,027)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(15,506,715)

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2016

Abbreviations used in this schedule:
AUD	—	Australian dollar
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
SGD	—	Singapore dollar
USD	—	United States dollar

(a)
Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES				FAIR VALUE
	HELD AT	SHARE	SHARE	SHARES HELD AT	AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2015	ADDITIONS	REDUCTIONS	JUNE 30, 2016	JUNE 30, 2016	GAIN/(LOSS)	INCOME*

Cosel Co., Ltd.**	2,065,000	—	303,700	1,761,300	—	$(1,851,462)	$345,093
DeVry Education
Group Inc.	8,245,489	—	689,395	7,556,094	$134,800,717	(13,024,766)	2,844,285
Icom Inc.	944,700	—	104,900	839,800	16,411,398	(1,007,837)	134,095
Miura Co., Ltd.**	5,708,800	—	5,708,800	—	—	31,215,265	—
Net 1 U.E.P.S.
Technologies Inc.	3,559,811	—	655,247	2,904,564	29,016,594	2,441,068	—

Total					$180,228,709	$17,772,268	$3,323,473

* Dividend income is gross of withholding taxes.
** Non-affiliated at June 30, 2016.

(b)	Non-income producing investment.
(c)	Cumulative redeemable preferred stock. The date shown represents the first optional call date.
(d)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(e)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(f)	Senior unsecured note. The first call date is April 15, 2017.
(g)	Rate disclosed is the daily yield on June 30, 2016.

Sector Allocation (As a Percent of Total Net Assets)

Technology	12.7%
Consumer Discretionary	10.7%
Industrials	7.2%
Financials	7.0%
Gold & Gold Mining	7.0%
Holding Company	4.8%
Health Care	4.7%
Consumer Staples	3.8%
Telecommunication Services	1.4%
Materials	1.3%
Energy	0.9%
Sovereign Government Bonds	0.5%
Utilities	0.5%
Real Estate	0.1%
Short-Term Investments	37.7%
Other(a)	(0.3)%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2016

Shares	Description	Fair Value

COMMON STOCKS — 52.1%
Argentina — 0.0%
894	Nortel Inversora SA, Series ‘B’, ADR	$25,318

Australia — 0.0%
1,380,029	Programmed Maintenance Services Ltd.	1,831,400

Bermuda — 0.8%
1,059,026	Jardine Strategic Holdings Ltd.	32,057,704

Canada — 0.3%
3,293,219	Uranium Participation Corp. (a)	10,272,590

China — 2.2%
40,065,030	Clear Media Ltd. (b)	34,978,386
12,043,000	Digital China Holdings Ltd.	9,108,029
3,498,669	Phoenix New Media Ltd., ADR (a)	12,875,102
60,774,000	Phoenix Satellite Television Holdings Ltd.	13,787,969
110,297,000	Springland International Holdings Ltd.	14,220,196

		84,969,682

France — 9.3%
1,253,460	Alten SA	74,091,523
2,206,728	Altran Technologies SA	29,611,173
11,737,526	Bolloré SA	40,043,712
1,914,694	Bureau Veritas SA	40,425,264
276,780	Danone SA	19,516,491
326,105	DOM Security SA (b)	13,277,115
1,487,919	Engie SA	24,012,743
98,960	Euler Hermes Group	8,324,543
28,772	Financière de l’Odet SA	23,212,361
83,186	Robertet SA	25,864,589
5,900	Robertet SA-CI (c)	1,184,775
306,687	Séché Environnement SA	9,486,055
185,654	Sodexo SA	19,997,951
349,612	Thales SA	29,341,712

		358,390,007

Germany — 0.7%
255,033	Siemens AG	26,125,082

Hong Kong — 3.0%
41,158,000	APT Satellite Holdings Ltd.	28,817,810
15,432,000	Asia Satellite Telecommunications Holdings Ltd.	22,079,470
1,011,817	Great Eagle Holdings Ltd.	4,060,978
1,932,386	Henderson Land Development Co. Ltd.	10,949,901
47,123,417	Hongkong & Shanghai Hotels Ltd.	48,162,949
3,100,000	Midland Holdings Ltd. (a)	854,985

		114,926,093

India — 0.5%
432,763	Bajaj Holdings and Investment Ltd.	10,636,767
36,092,522	South Indian Bank Ltd.	10,463,882

		21,100,649

Indonesia — 0.3%
293,703,500	PT Bank Bukopin Tbk	12,702,240

Japan — 13.8%
1,260,112	Arcland Sakamoto Co., Ltd.	13,975,711
568,800	As One Corp.	22,793,252

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2016

Shares	Description	Fair Value

Japan — 13.8% (continued)
11,425,900	Astellas Pharma Inc.	$178,807,230
1,349,300	Azbil Corp.	39,592,535
75,000	The Bank of Okinawa Ltd.	2,193,617
1,080,400	Benesse Holdings Inc.	25,244,021
1,269,700	Cosel Co., Ltd.	12,965,280
498,600	Daiseki Co., Ltd.	9,609,179
302,700	Earth Chemical Co., Ltd.	14,528,850
4,078,800	F@N Communications, Inc. (b)	31,450,578
178,300	FANUC Corp.	28,860,777
806,800	Hi-Lex Corp.	18,902,189
673,600	Icom Inc.	13,163,512
105,400	Medikit Co., Ltd.	4,097,361
779,200	Nitto Kohki Co., Ltd.	16,492,870
273,300	Okinawa Cellular Telephone Co.	8,041,017
295,100	Sankyo Co., Ltd.	11,001,890
10,600	Secom Joshinetsu Co., Ltd.	355,926
493,475	Shingakukai Co., Ltd.	2,463,239
306,950	Shofu Inc.	3,894,031
4,500	SK Kaken Co., Ltd.	400,910
215,900	Techno Medica Co., Ltd.	3,144,404
833,700	Toho Co., Ltd.	22,964,267
259,400	Transcosmos Inc.	7,353,916
8,503,800	Yahoo Japan Corp.	37,449,605
224,300	Yokogawa Electric Corp.	2,518,536

		532,264,703

Malaysia — 1.9%
65,578,000	Genting Malaysia Berhad	72,432,093

Mexico — 0.1%
274,660	Corporativo Fragua, SAB de CV	3,177,905

Singapore — 2.1%
27,783,600	First Resources Ltd.	32,423,014
7,013,020	Haw Par Corp. Ltd.	46,867,048

		79,290,062

South Africa — 0.6%
2,266,837	Net 1 U.E.P.S. Technologies Inc. (a)	22,645,702

South Korea — 6.1%
81,948	Fursys Inc.	2,476,466
204,828	Hyundai Mobis Co., Ltd.	44,844,852
185,257	Hyundai Motor Co.	21,944,707
165,120	Kangwon Land, Inc.	5,991,336
129,178	Samsung Electronics Co., Ltd.	160,808,366

		236,065,727

Switzerland — 3.9%
365,408	Compagnie Financière Richemont SA	21,436,671
1,344,167	Nestlé SA	103,683,240
2,049,540	UBS Group AG	26,518,185

		151,638,096

Thailand — 0.5%
29,090,700	Thaicom PCL	17,849,462

United Kingdom — 3.5%
7,119,376	Antofagasta Plc	44,227,603
9,336,243	HSBC Holdings Plc	58,324,007

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2016

Shares		Description	Fair Value

United Kingdom — 3.5% (continued)
4,444		Jardine Lloyd Thompson Group Plc	$55,901
5,821,621		Millennium & Copthorne Hotels Plc	30,915,249

			133,522,760

United States — 2.5%
4,172,840		News Corp., Class ‘A’	47,361,734
4,212,794		News Corp., Class ‘B’	49,163,306

			96,525,040

		TOTAL COMMON STOCKS
		(Cost — $1,907,531,028)	2,007,812,315

Principal
Amount

CORPORATE NOTES & BONDS — 3.1%
Norway — 0.3%
77,500,000	NOK	Stolt-Nielsen Ltd., 5.78% due 3/19/2018 (c)(d)	9,398,218

Singapore — 0.3%
7,750,000	SGD	DBS Capital Funding II Corp., 5.75% due 6/15/2018 (e)	6,043,228
8,250,000	SGD	United Overseas Bank Ltd., 4.9% due 7/23/2018 (e)	6,318,370

			12,361,598

South Africa — 0.6%
23,118,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (f)	22,886,820

Switzerland — 0.1%
4,500,000	EUR	UBS AG, 7.152% due 12/21/2017 (e)	5,412,655

United Kingdom — 0.2%
12,136,000	USD	Avanti Communications Group Plc, 10% due 10/1/2019 (c)(f)	9,162,680

United States — 1.6%
		Intelsat Jackson Holdings Ltd.:
13,500,000	USD	7.5% due 4/1/2021	9,382,500
13,802,000	USD	6.625% due 12/15/2022	9,385,360
37,375,000	USD	5.5% due 8/1/2023	23,826,563
		Rowan Cos., Inc.:
17,838,000	USD	4.875% due 6/1/2022	15,627,604
1,990,000	USD	4.75% due 1/15/2024	1,619,311

			59,841,338

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $126,020,518)	119,063,309

SOVEREIGN AND SUPRANATIONAL BONDS — 1.3%
Luxembourg — 0.1%
37,500,000	NOK	European Investment Bank, 1.125% due 5/15/2020	4,540,329

Singapore — 1.2%
		Government of Singapore:
6,786,000	SGD	2.375% due 4/1/2017	5,100,603
26,781,000	SGD	0.5% due 4/1/2018	19,706,331
26,781,000	SGD	2.5% due 6/1/2019	20,641,906

			45,448,840

		TOTAL SOVEREIGN AND SUPRANATIONAL BONDS
		(Cost — $50,144,292)	49,989,169

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2016

Ounces		Description	Fair Value

COMMODITIES — 7.1%
206,239		Gold Bullion (a)	$273,070,253

		TOTAL COMMODITIES
		(Cost — $271,737,790)	273,070,253

Principal
Amount

SHORT-TERM INVESTMENTS — 36.6%
Commercial Paper — 36.6%
		Abbott Laboratories:
35,800,000	USD	0.62% due 7/7/2016 (f)	35,797,633
19,800,000	USD	0.62% due 7/8/2016 (f)	19,798,495
20,500,000	USD	0.62% due 7/14/2016 (f)	20,497,146
65,000,000	USD	0.77% due 8/1/2016 (f)	64,977,871
		Apple Inc.:
16,000,000	USD	0.36% due 7/22/2016 (f)	15,996,676
23,200,000	USD	0.38% due 7/27/2016 (f)	23,193,875
16,000,000	USD	0.37% due 7/28/2016 (f)	15,995,582
2,600,000	USD	0.35% due 8/2/2016 (f)	2,599,137
35,000,000	USD	0.38% due 8/2/2016 (f)	34,988,386
30,000,000	USD	0.36% due 8/8/2016 (f)	29,988,105
		BASF SE:
47,000,000	USD	0.36% due 7/6/2016 (f)	46,997,118
10,000,000	USD	0.37% due 7/15/2016 (f)	9,998,375
40,000,000	USD	Coca-Cola Co., 0.39% due 7/20/2016 (f)	39,991,222
		Consolidated Edison Co. Inc.:
6,400,000	USD	0.62% due 7/13/2016 (f)	6,398,532
50,000,000	USD	0.62% due 7/14/2016 (f)	49,987,595
20,600,000	USD	E.I. Du Pont de Nemours & Co., 0.76% due 7/11/2016 (f)	20,595,342
		Engie SA:
5,900,000	USD	0.65% due 7/15/2016 (f)	5,899,041
34,300,000	USD	0.65% due 7/27/2016 (f)	34,289,943
32,200,000	USD	Honeywell International Inc., 0.4% due 7/13/2016 (f)	32,195,349
		L’Oréal USA Inc.:
16,000,000	USD	0.37% due 7/14/2016 (f)	15,997,772
32,300,000	USD	0.38% due 7/15/2016 (f)	32,295,155
		Microsoft Corp.:
14,000,000	USD	0.41% due 7/20/2016 (f)	13,997,402
50,000,000	USD	0.4% due 7/28/2016 (f)	49,986,195
35,000,000	USD	0.38% due 8/3/2016 (f)	34,988,001
32,000,000	USD	0.4% due 9/7/2016 (f)	31,975,957
20,000,000	USD	0.43% due 9/7/2016 (f)	19,984,973
		Novartis Finance Corp.:
9,700,000	USD	0.45% due 7/5/2016 (f)	9,699,549
30,000,000	USD	0.37% due 7/8/2016 (f)	29,997,720
35,000,000	USD	0.38% due 7/12/2016 (f)	34,995,882
25,000,000	USD	0.46% due 8/9/2016 (f)	24,989,083
10,800,000	USD	Novartis Securities Investment Ltd., 0.4% due 7/21/2016 (f)	10,797,354
38,000,000	USD	Praxair Inc., 0.39% due 8/11/2016	37,981,114
		Roche Holdings, Inc.:
48,500,000	USD	0.38% due 7/11/2016 (f)	48,494,813
38,300,000	USD	0.38% due 7/12/2016 (f)	38,295,493
16,000,000	USD	0.38% due 7/18/2016 (f)	15,997,080
18,000,000	USD	0.4% due 8/3/2016 (f)	17,993,455

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2016

Principal
Amount		Description	Fair Value

Commercial Paper — 36.6% (continued)
30,000,000	USD	0.43% due 8/22/2016 (f)	$29,981,627
63,200,000	USD	Shell International Finance BV, 0.5% due 7/5/2016 (f)	63,197,454
16,100,000	USD	Unilever Capital Corp., 0.38% due 7/28/2016 (f)	16,094,077
		United Healthcare Co.:
30,000,000	USD	0.68% due 7/25/2016 (f)	29,986,375
35,400,000	USD	0.72% due 8/8/2016 (f)	35,374,229
		United Parcel Service, Inc.:
16,800,000	USD	0.49% due 7/1/2016 (f)	16,799,860
32,300,000	USD	0.15% due 7/5/2016 (f)	32,298,565
20,600,000	USD	0.17% due 7/7/2016 (f)	20,598,678
50,000,000	USD	0.35% due 9/1/2016 (f)	49,953,188
20,000,000	USD	United Technologies Corp., 0.69% due 7/14/2016 (f)	19,994,260
		Wal-Mart Stores, Inc.:
60,000,000	USD	0.34% due 7/11/2016 (f)	59,994,133
30,000,000	USD	0.39% due 7/18/2016 (f)	29,994,675
10,000,000	USD	0.39% due 7/25/2016 (f)	9,997,306
20,000,000	USD	WEC Energy Group Inc., 0.8% due 7/7/2016 (f)	19,997,200

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $1,412,902,469)	1,412,914,048

		TOTAL INVESTMENTS — 100.2% (Cost — $3,768,336,097)	3,862,849,094
		Liabilities In Excess of Other Assets — (0.2)%	(7,974,731)

		TOTAL NET ASSETS — 100.0%
			$3,854,874,363

The IVA International Fund had the following open forward foreign currency contracts at June 30, 2016:
		SETTLEMENT					NET UNREALIZED
FOREIGN		DATES		LOCAL CURRENCY	USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH		AMOUNT	EQUIVALENT	JUNE 30, 2016	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	09/06/2016	AUD	49,345,000	$35,442,062	$36,717,616	$(1,275,554)
euro	State Street Bank & Trust Co.	09/06/2016	EUR	32,875,000	36,862,688	36,563,898	298,790
Japanese yen	State Street Bank & Trust Co.	09/06/2016	JPY	18,694,900,000	171,511,298	181,388,534	(9,877,236)
South Korean won	State Street Bank & Trust Co.	07/07/2016	KRW	82,294,000,000	68,911,772	71,422,036	(2,510,264)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(13,364,264)

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
AUD	—	Australian dollar
CI	—	Investment certificates (non-voting)
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NOK	—	Norwegian krone
SGD	—	Singapore dollar
USD	—	United States dollar

(a)	Non-income producing investment.
(b)
Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2016

Schedule of Affiliates
	SHARES				FAIR VALUE
	HELD AT	SHARE	SHARE	SHARES HELD AT	AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2015	ADDITIONS	REDUCTIONS	JUNE 30, 2016	JUNE 30, 2016	GAIN/(LOSS)	INCOME*

Clear Media Ltd.	40,065,030	—	—	40,065,030	$34,978,386	—	$824,946
DOM Security SA	324,238	1,867	—	326,105	13,277,115	—	547,098
F@N
Communications,
Inc.	—	4,078,800	—	4,078,800	31,450,578	—	335,932

Total					$79,706,079	—	$1,707,976

* Dividend income is gross of withholding taxes.

(c)	Security is deemed illiquid. As of June 30, 2016, the value of these illiquid securities amounted to 0.5% of total net assets.
(d)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(e)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(f)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	13.5%
Technology	11.8%
Gold & Gold Mining	7.7%
Health Care	6.7%
Industrials	6.5%
Financials	4.3%
Consumer Staples	4.1%
Telecommunication Services	3.3%
Materials	2.5%
Sovereign and Supranational Bonds	1.3%
Holding Company	0.8%
Utilities	0.6%
Energy	0.5%
Short-Term Investments	36.6%
Other(a)	(0.2)%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Short-term investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies’ NAVs.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – last traded/quoted prices in active markets for identical unrestricted investments

•
Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$29,016,594	$2,458,064,827	—	$2,487,081,421
United States	1,808,658,357	—	—	1,808,658,357
Preferred stocks	113,631,368	—	—	113,631,368
Corporate notes & bonds	9,646,080	256,579,389	—	266,225,469
Sovereign government bonds	—	43,677,051	—	43,677,051
Commodities	526,964,856	—	—	526,964,856
Short-term investments	16,400,000	3,141,323,714	—	3,157,723,714

Total assets	$2,504,317,255	$5,899,644,981	—	$8,403,962,236

LIABILITIES

Unrealized depreciation on
open forward foreign
currency contracts	—	$(15,506,715)	—	$(15,506,715)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2016, the Worldwide Fund had no significant assets or liabilities transferred between Levels 1 and 2 of the fair value hierarchy. For the period ended June 30, 2016 and the year ended September 30, 2015, there were no Level 3 assets or liabilities held in the Worldwide Fund.

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

Notes to Schedules of Investments (unaudited)	IVA Funds

	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$47,404,397	$1,863,882,878	—	$1,911,287,275
United States	96,525,040	—	—	96,525,040
Corporate notes & bonds	—	119,063,309	—	119,063,309
Sovereign government and	—
supranational bonds		49,989,169	—	49,989,169
Commodities	273,070,253	—	—	273,070,253
Short-term investments	—	1,412,914,048	—	1,412,914,048

Total assets	$416,999,690	$3,445,849,404	—	$3,862,849,094

LIABILITIES

Unrealized depreciation on
open forward foreign
currency contracts	—	$(13,364,264)	—	$(13,364,264)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2016, the International Fund had significant transfers of $1,184,775 from Level 2 to Level 1 as a result of the Fund using last traded prices. For the period ended June 30, 2016, there were no Level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Note 2 - Investments

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of June 30, 2016.

	Worldwide	International
	Fund	Fund

Cost basis of investments	$7,718,489,904	$3,768,336,097

Gross unrealized appreciation	$1,094,667,069	$346,605,216

Gross unrealized depreciation	$(409,194,737)	$(252,092,219)

Net unrealized appreciation	$685,472,332	$94,512,997

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 3 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended June 30, 2016, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended June 30, 2016, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at June 30, 2016.

Worldwide Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$(15,506,715)

International Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$(13,364,264)

During the period ended June 30, 2016, the Worldwide Fund had average notional values of $492,711,960 on forward foreign currency contracts to sell.

During the period ended June 30, 2016, the International Fund had average notional values of $353,216,143 on forward foreign currency contracts to sell.

Item 2.	Controls and Procedures.

(a)         Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 29, 2016

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	August 29, 2016